Transactions in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2025
Transactions in Foreign Currency [Abstract]
Schedule of Assets and Liabilities

As of December 31, 2025 and 2024, the Group had the following assets and liabilities in United States dollars:

	2025	2024
	US$(000)	US$(000)

Assets
Cash and cash equivalents	6,508	6,690
Trade and other receivables, net	9,578	4,800
	16,086	11,490

Liabilities
Trade and other payables	(11,262)	(14,636)
	(11,262)	(14,636)

Net monetary position	4,824	(3,146)